Premises and Equipment - Summary of Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total, at cost	$ 7,679	$ 6,444
Less accumulated depreciation and amortization	(2,750)	(2,222)
Premises and equipment, net	4,929	4,222
Land [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	690	690
Building [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	2,461	2,449
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	411	377
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	993	930
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	1,943	1,723
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	$ 1,181	$ 275